Annual Total Returns [BarChart] - AZL Enhanced Bond Index Fund - AZL Enhanced Bond Index Fund	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	7.28%
Annual Return 2012	4.22%
Annual Return 2013	(2.32%)
Annual Return 2014	5.35%
Annual Return 2015	0.23%
Annual Return 2016	2.28%
Annual Return 2017	3.01%
Annual Return 2018	(0.58%)
Annual Return 2019	8.38%
Annual Return 2020	7.53%